Segment Information (Segment Assets Information by Segment) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changyou [Member]
Segment Reporting Information [Line Items]
Addition to property plant and equipment made during the period	$ 1.2	$ 1.0
Sohu [Member]
Segment Reporting Information [Line Items]
Addition to property plant and equipment made during the period	$ 1.1	$ 4.6